10-K Share-based compensation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payment arrangements
Unrecognized stock-based compensation expense relating to stock options	$ 10.1	$ 16.4	$ 12.2	$ 13.7	$ 18.3
Virtual share option awards
Share-based payment arrangements
Award requisite service period			36 months
Stock options
Share-based payment arrangements
Weighted-average amortization period	1 year 9 months 25 days	2 years 2 months 15 days	1 year 11 months 12 days	2 years	2 years 3 months 21 days
Performance stock units
Share-based payment arrangements
Weighted-average amortization period	1 year 9 months 14 days	1 year 10 months 20 days	1 year 6 months 10 days	1 year 4 months 28 days	2 years 2 months 12 days
Unrecognized stock-based compensation expense	$ 20.9	$ 10.1	$ 10.7	$ 2.3	$ 5.3
Plan modification, incremental cost			$ 19.1
Restricted stock units
Share-based payment arrangements
Weighted-average amortization period	2 years 4 months 9 days	2 years 5 months 1 day	2 years 4 months 20 days	1 year 11 months 12 days	1 year 9 months 29 days
Unrecognized stock-based compensation expense	$ 37.0	$ 26.2	$ 33.9	$ 15.7	$ 17.9
2018 Long Term Incentive Plan | SVS
Share-based payment arrangements
Percent of shares reserved for future issuance	10.00%		10.00%